SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Balance, December 31, 2021	$ 26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,779,421)
Debt accretion	1,622,730
Balance, September 30, 2022	1,648,795	26,065
Interest and accretion expenses		116,676
Convertible notes, net of debt discount	$ 1,648,795	26,065
Original Securities [Member]
Short-Term Debt [Line Items]
Convertible notes issued - new securities, outstanding at December 31, 2021		1,174,945
Issuance costs		(105,745)
Debt discount		(964,153)
Debt accretion		90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements		(195,658)
New Securities [Member]
Short-Term Debt [Line Items]
Convertible notes issued - new securities, outstanding at December 31, 2021		7,456,039
Issuance costs		(671,044)
Debt discount		(6,784,995)
Debt accretion		$ 26,065